Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

September 30, 2019

VIPSI-QTLY-1119
1.808796.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 33.2%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7.25% 4/30/27 pay-in-kind (b)(c)		$364,724	$91,181
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Denbury Resources, Inc. 6.375% 12/31/24 (b)		1,966,000	1,143,893

TOTAL CONVERTIBLE BONDS			1,235,074

Nonconvertible Bonds - 33.1%
COMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 1.9%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		315,000	324,745
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,215,000	1,259,044
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		210,000	211,378
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)(d)		1,295,000	1,319,281
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (b)		340,000	356,575
Frontier Communications Corp. 8.5% 4/1/26 (b)		1,595,000	1,594,841
GCI, Inc. 6.875% 4/15/25		560,000	589,400
GTH Finance BV 7.25% 4/26/23 (b)		755,000	841,979
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		295,000	305,343
Qtel International Finance Ltd.:
3.25% 2/21/23 (b)		735,000	747,863
3.75% 6/22/26 (b)		100,000	105,125
Sable International Finance Ltd. 5.75% 9/7/27 (b)		800,000	826,760
SFR Group SA:
5.5% 1/15/28 (b)		1,190,000	1,204,994
7.375% 5/1/26 (b)		5,100,000	5,468,271
8.125% 2/1/27 (b)		370,000	408,388
Sprint Capital Corp.:
6.875% 11/15/28		4,332,000	4,722,746
8.75% 3/15/32		3,521,000	4,342,977
Telecom Argentina SA 8% 7/18/26 (b)		140,000	121,188
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		220,000	234,713
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	2,430,000	764,264
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		1,400,000	1,466,500
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		220,000	231,688
U.S. West Communications:
6.875% 9/15/33		170,000	170,018
7.25% 9/15/25		35,000	39,565
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		615,000	631,913
Virgin Media Finance PLC 4.875% 2/15/22		565,000	567,119
			28,856,678
Entertainment - 0.5%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		215,000	220,913
Netflix, Inc.:
4.375% 11/15/26		320,000	324,176
4.875% 4/15/28		1,465,000	1,490,564
5.375% 11/15/29 (b)		590,000	613,600
5.875% 2/15/25		260,000	285,516
5.875% 11/15/28		3,265,000	3,546,770
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)(e)		2,098,525	1,112,218
			7,593,757
Interactive Media & Services - 0.0%
Entercom Media Corp. 6.5% 5/1/27 (b)		335,000	350,075
Media - 3.3%
Block Communications, Inc. 6.875% 2/15/25 (b)		480,000	500,400
Cablevision SA 6.5% 6/15/21 (b)		200,000	181,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75% 3/1/30 (b)(d)		1,945,000	1,971,744
5% 2/1/28 (b)		4,665,000	4,822,444
5.125% 2/15/23		1,565,000	1,590,431
5.125% 5/1/23 (b)		720,000	737,813
5.125% 5/1/27 (b)		3,500,000	3,653,125
5.375% 5/1/25 (b)		720,000	747,000
5.375% 6/1/29 (b)		2,815,000	2,997,975
5.5% 5/1/26 (b)		2,450,000	2,566,130
5.75% 9/1/23		500,000	510,000
5.75% 1/15/24		555,000	567,488
5.75% 2/15/26 (b)		1,030,000	1,086,650
5.875% 5/1/27 (b)		855,000	904,163
Cengage Learning, Inc. 9.5% 6/15/24 (b)		1,290,000	1,180,350
CSC Holdings LLC:
5.125% 12/15/21 (b)		1,490,000	1,490,298
5.375% 2/1/28 (b)		1,190,000	1,253,963
5.5% 5/15/26 (b)		2,555,000	2,688,882
5.75% 1/15/30 (b)(d)		2,920,000	3,051,750
6.5% 2/1/29 (b)		1,320,000	1,467,147
7.5% 4/1/28 (b)		725,000	816,459
Getty Images, Inc. 9.75% 3/1/27 (b)		1,090,000	1,100,628
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		420,000	435,750
4.875% 4/11/22 (b)		250,000	260,000
5.125% 3/31/27 (b)		145,000	148,625
iHeartCommunications, Inc.:
6.375% 5/1/26		36,236	39,135
8.375% 5/1/27		65,677	70,931
11.25% 3/1/21 (e)(f)		630,000	0
Liberty Media Corp.:
8.25% 2/1/30		1,610,000	1,686,475
8.5% 7/15/29		270,000	287,550
Nexstar Escrow, Inc. 5.625% 7/15/27 (b)		680,000	712,300
Quebecor Media, Inc. 5.75% 1/15/23		790,000	859,125
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		260,000	264,966
5% 8/1/27 (b)		735,000	758,116
5.375% 4/15/25 (b)		620,000	642,475
5.375% 7/15/26 (b)		620,000	650,913
Tegna, Inc. 5% 9/15/29 (b)		650,000	657,313
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		2,100,000	1,991,151
Videotron Ltd. 5.125% 4/15/27 (b)		615,000	650,363
VTR Finance BV 6.875% 1/15/24 (b)		1,289,000	1,325,253
Ziggo Bond Finance BV 6% 1/15/27 (b)		635,000	662,781
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		1,270,000	1,323,594
			49,313,156
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	18,930,000	924,785
Comcel Trust 6.875% 2/6/24 (b)		855,000	879,314
Digicel Group Ltd. 6.75% 3/1/23 (b)		350,000	166,141
Intelsat Jackson Holdings SA:
5.5% 8/1/23		810,000	755,649
8.5% 10/15/24 (b)		2,055,000	2,069,775
9.75% 7/15/25 (b)		2,320,000	2,423,240
Millicom International Cellular SA:
6% 3/15/25 (b)		360,000	373,275
6.625% 10/15/26 (Reg. S)		200,000	218,875
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		100,000	102,750
6.5% 10/13/26 (b)		230,000	251,390
MTS International Funding Ltd. 5% 5/30/23 (b)		240,000	252,450
Sprint Corp. 7.625% 3/1/26		1,685,000	1,859,819
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	405,824
Telesat Canada/Telesat LLC 6.5% 10/15/27 (b)(d)		430,000	437,525
			11,120,812
TOTAL COMMUNICATION SERVICES			97,234,478
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.2%
Allison Transmission, Inc.:
5% 10/1/24 (b)		635,000	648,891
5.875% 6/1/29 (b)		420,000	455,700
Delphi Technologies PLC 5% 10/1/25 (b)		680,000	601,800
Exide Technologies:
10.75% 10/31/21 pay-in-kind (b)(c)(f)		180,000	171,000
11% 10/31/24 pay-in-kind (b)(c)(f)		450,000	324,000
11% 10/31/24 pay-in-kind (b)(c)(f)		178,700	98,285
Metalsa SA de CV 4.9% 4/24/23 (b)		890,000	903,072
Tenneco, Inc. 5% 7/15/26		450,000	369,000
			3,571,748
Distributors - 0.0%
LKQ Corp. 4.75% 5/15/23		115,000	116,438
Diversified Consumer Services - 0.2%
BidFair MergeRight, Inc. 7.375% 10/15/27 (b)		1,355,000	1,380,406
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		615,000	658,627
Laureate Education, Inc. 8.25% 5/1/25 (b)		145,000	157,688
Service Corp. International 5.125% 6/1/29		300,000	320,625
			2,517,346
Hotels, Restaurants & Leisure - 1.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)		495,000	498,148
5% 10/15/25 (b)		3,296,000	3,404,768
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	156,238
FelCor Lodging LP 6% 6/1/25		565,000	593,250
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		1,200,000	1,230,000
8.75% 10/1/25 (b)		1,235,000	1,287,488
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30 (b)		975,000	1,029,454
5.125% 5/1/26		925,000	971,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		925,000	952,750
4.875% 4/1/27		435,000	459,882
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		475,000	494,594
5% 6/1/24 (b)		475,000	492,813
5.25% 6/1/26 (b)		3,225,000	3,413,663
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		380,000	389,500
Marriott Ownership Resorts, Inc. 6.5% 9/15/26		460,000	495,650
MCE Finance Ltd.:
4.875% 6/6/25 (b)		1,502,000	1,517,424
5.25% 4/26/26 (b)		640,000	650,441
Merlin Entertainments PLC 5.75% 6/15/26 (b)		615,000	636,141
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)		715,000	740,025
5.5% 4/15/27 (b)		380,000	405,167
Studio City Co. Ltd. 7.25% 11/30/21 (b)		350,000	358,750
Viking Cruises Ltd. 5.875% 9/15/27 (b)		595,000	630,462
Voc Escrow Ltd. 5% 2/15/28 (b)		545,000	562,767
Yum! Brands, Inc. 4.75% 1/15/30 (b)		410,000	422,813
			21,793,438
Household Durables - 0.2%
Lennar Corp. 4.75% 11/29/27		620,000	664,950
LGI Homes, Inc. 6.875% 7/15/26 (b)		605,000	629,200
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		435,000	464,363
Toll Brothers Finance Corp. 4.375% 4/15/23		281,000	294,348
TRI Pointe Homes, Inc. 5.875% 6/15/24		780,000	830,700
William Lyon Homes, Inc.:
5.875% 1/31/25		380,000	383,800
6% 9/1/23		375,000	390,000
			3,657,361
Internet & Direct Marketing Retail - 0.2%
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		1,605,000	1,640,792
6% 4/1/23		580,000	595,225
6.375% 5/15/25		120,000	123,576
			2,359,593
Specialty Retail - 0.1%
IAA Spinco, Inc. 5.5% 6/15/27 (b)		250,000	263,750
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	481,091
			744,841
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		200,000	30,250
TOTAL CONSUMER DISCRETIONARY			34,791,015
CONSUMER STAPLES - 1.3%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (b)		105,000	110,873
Food & Staples Retailing - 0.1%
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (b)		525,000	535,500
Performance Food Group, Inc. 5.5% 10/15/27 (b)		680,000	714,000
			1,249,500
Food Products - 1.1%
B&G Foods, Inc. 4.625% 6/1/21		565,000	565,113
CF Industries Holdings, Inc.:
4.95% 6/1/43		970,000	950,600
5.15% 3/15/34		779,000	811,134
5.375% 3/15/44		1,345,000	1,354,452
JBS Investments II GmbH:
5.75% 1/15/28 (b)		780,000	812,370
7% 1/15/26 (b)		1,020,000	1,100,570
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,275,000	1,328,321
6.75% 2/15/28 (b)		925,000	1,024,438
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		1,085,000	1,150,078
6.5% 4/15/29 (b)		1,550,000	1,720,469
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		425,000	447,270
4.875% 11/1/26 (b)		430,000	450,425
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		925,000	957,375
Post Holdings, Inc.:
5% 8/15/26 (b)		2,440,000	2,530,524
5.5% 3/1/25 (b)		530,000	555,175
5.5% 12/15/29 (b)		810,000	844,425
5.75% 3/1/27 (b)		405,000	429,381
			17,032,120
Personal Products - 0.1%
First Quality Finance Co., Inc. 5% 7/1/25 (b)		490,000	505,925
Prestige Brands, Inc. 5.375% 12/15/21 (b)		725,000	728,625
			1,234,550
TOTAL CONSUMER STAPLES			19,627,043
ENERGY - 6.3%
Energy Equipment & Services - 0.4%
Borets Finance DAC 6.5% 4/7/22 (b)		430,000	440,884
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (b)		280,000	275,100
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	572,844
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		385,000	389,331
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	593,450
Jonah Energy LLC 7.25% 10/15/25 (b)		930,000	311,550
Nabors Industries, Inc. 5.75% 2/1/25		900,000	666,000
NuStar Logistics LP 6% 6/1/26		640,000	692,672
SESI LLC 7.75% 9/15/24		365,000	209,875
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		280,000	324,212
Summit Midstream Holdings LLC 5.75% 4/15/25		440,000	371,448
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		415,000	461,376
7.625% 11/7/24 (b)		200,000	226,938
Transocean, Inc.:
7.25% 11/1/25 (b)		590,000	519,938
7.5% 1/15/26 (b)		645,000	574,050
			6,629,668
Oil, Gas & Consumable Fuels - 5.9%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		940,000	968,200
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24		245,000	220,427
5.75% 1/15/28 (b)		975,000	809,250
Antero Resources Corp.:
5.125% 12/1/22		45,000	39,488
5.625% 6/1/23 (Reg. S)		560,000	484,400
Antero Resources Finance Corp. 5.375% 11/1/21		295,000	285,413
Callon Petroleum Co. 6.125% 10/1/24		225,000	221,625
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		380,000	360,050
Chesapeake Energy Corp.:
8% 1/15/25		410,000	296,225
8% 6/15/27		245,000	164,763
Citgo Holding, Inc. 9.25% 8/1/24 (b)		1,885,000	2,002,813
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		900,000	910,125
CNX Midstream Partners LP 6.5% 3/15/26 (b)		335,000	309,071
Comstock Escrow Corp. 9.75% 8/15/26		3,060,000	2,555,100
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (b)(c)(g)		155,000	154,639
6.5% 5/15/26 (b)		615,000	596,550
6.875% 6/15/25 (b)		310,000	310,775
Covey Park Energy LLC 7.5% 5/15/25 (b)		580,000	464,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		960,000	980,102
5.75% 4/1/25		465,000	477,788
6.25% 4/1/23		1,975,000	2,026,844
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	1,083,375
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		885,000	803,846
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		2,155,000	1,664,738
9% 5/15/21 (b)		2,385,000	2,212,088
9.25% 3/31/22 (b)		350,000	306,250
Diamondback Energy, Inc.:
4.75% 11/1/24		540,000	552,825
5.375% 5/31/25		255,000	266,108
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		2,215,000	2,253,763
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		505,000	525,200
5.75% 1/30/28 (b)		880,000	935,000
Energy Transfer Equity LP 5.5% 6/1/27		860,000	925,932
EnLink Midstream Partners LP:
4.15% 6/1/25		465,000	431,288
4.4% 4/1/24		460,000	443,003
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		4,756,000	3,567,000
8% 11/29/24 (b)		780,000	298,350
EQT Corp. 3.9% 10/1/27		648,000	561,819
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)		365,000	239,075
Frontera Energy Corp. 9.7% 6/25/23 (b)		410,000	433,447
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		465,000	447,563
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		490,000	509,599
Global Partners LP/GLP Finance Corp. 7% 6/15/23		580,000	597,400
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		225,000	200,813
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		795,000	830,775
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		510,000	476,850
5.75% 10/1/25 (b)		580,000	539,400
6.25% 11/1/28 (b)		590,000	548,700
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)		390,000	407,063
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		1,135,000	1,022,919
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		1,055,000	1,093,573
KazMunaiGaz Finance Sub BV 4.75% 4/24/25 (b)		225,000	245,588
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		1,040,000	1,071,335
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (b)		295,000	316,480
MEG Energy Corp. 7% 3/31/24 (b)		65,000	62,725
MPLX LP 6.375% 5/1/24 (b)		245,000	257,007
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	378,325
5.625% 5/1/27		305,000	321,775
Newfield Exploration Co. 5.375% 1/1/26		475,000	515,985
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		625,000	595,313
7.5% 4/15/26 (b)		640,000	642,880
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		150,000	155,496
4.875% 8/15/27 (b)		150,000	160,816
Nine Energy Service, Inc. 8.75% 11/1/23 (b)		300,000	243,000
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		2,340,000	1,190,475
Pan American Energy LLC 7.875% 5/7/21 (b)		106,667	107,167
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		380,000	385,590
5.625% 10/15/27 (b)		300,000	309,750
6.25% 6/1/24 (b)		420,000	434,700
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		1,695,000	1,747,981
7.25% 6/15/25		1,145,000	1,186,506
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	447,232
PDC Energy, Inc. 6.125% 9/15/24		200,000	199,500
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,690,000	1,653,665
8.625% 12/1/23 (c)		250,000	277,538
Petrobras Energia SA 7.375% 7/21/23 (b)		335,000	271,402
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		824,354	859,925
5.999% 1/27/28		321,000	357,434
6.9% 3/19/49		175,000	200,473
8.75% 5/23/26		1,350,000	1,726,988
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		634,000	731,450
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		480,000	38,400
6% 5/16/24 (b)(e)		585,000	46,800
6% 11/15/26 (b)(e)		930,000	74,400
12.75% 2/17/22 (b)(e)		110,000	8,800
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 5.7884% 3/11/22 (c)(g)		325,000	337,963
3.5% 1/30/23		780,000	777,270
4.875% 1/24/22		115,000	118,795
4.875% 1/18/24		2,210,000	2,275,195
5.5% 1/21/21		65,000	66,853
6.5% 6/2/41		465,000	444,075
6.75% 9/21/47		2,153,000	2,064,727
7.69% 1/23/50 (b)		2,343,000	2,443,280
QEP Resources, Inc. 5.25% 5/1/23		610,000	565,787
Range Resources Corp.:
4.875% 5/15/25		185,000	152,625
5% 3/15/23		1,290,000	1,128,750
Sanchez Energy Corp.:
6.125% 1/15/23 (e)		1,675,000	104,688
7.25% 2/15/23 (b)(e)		1,185,000	853,200
Saudi Arabian Oil Co.:
2.875% 4/16/24 (b)		220,000	222,420
3.5% 4/16/29 (b)		1,380,000	1,440,375
4.25% 4/16/39 (b)		1,165,000	1,257,618
4.375% 4/16/49 (b)		1,045,000	1,147,567
SemGroup Corp.:
6.375% 3/15/25		310,000	320,850
7.25% 3/15/26		580,000	627,850
Sinopec Group Overseas Development 2012 Ltd. 4.875% 5/17/42 (b)		95,000	119,581
Sinopec Group Overseas Development Ltd. 3.68% 8/8/49 (b)		430,000	463,325
SM Energy Co.:
5.625% 6/1/25		380,000	325,774
6.625% 1/15/27		1,055,000	907,300
6.75% 9/15/26		250,000	218,750
Southern Star Central Corp. 5.125% 7/15/22 (b)		320,000	322,400
Southwestern Energy Co.:
4.1% 3/15/22		820,000	787,200
6.2% 1/23/25 (c)		100,000	87,998
7.5% 4/1/26		775,000	674,250
7.75% 10/1/27		600,000	523,125
SRC Energy, Inc. 6.25% 12/1/25		380,000	376,192
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		465,000	477,206
5.5% 2/15/26		595,000	620,984
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28		620,000	627,006
5.125% 2/1/25		320,000	329,072
5.375% 2/1/27		320,000	330,800
5.875% 4/15/26		925,000	977,031
6.5% 7/15/27 (b)		325,000	354,604
6.875% 1/15/29 (b)		580,000	633,691
Teine Energy Ltd. 6.875% 9/30/22 (b)		590,000	587,050
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	67,347
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		475,000	414,883
Tullow Oil PLC:
6.25% 4/15/22 (b)		360,000	363,600
7% 3/1/25 (b)		280,000	284,288
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind		538,029	75,324
Unit Corp. 6.625% 5/15/21		120,000	91,200
W&T Offshore, Inc. 9.75% 11/1/23 (b)		2,005,000	1,914,013
Whiting Petroleum Corp. 6.625% 1/15/26		425,000	286,875
WPX Energy, Inc.:
5.25% 9/15/24		490,000	502,108
5.25% 10/15/27		810,000	816,075
5.75% 6/1/26		465,000	476,625
YPF SA:
8.5% 3/23/21 (b)		510,000	440,130
8.5% 6/27/29 (b)		225,000	173,250
8.75% 4/4/24 (b)		1,950,000	1,608,750
			89,646,006
TOTAL ENERGY			96,275,674
FINANCIALS - 6.1%
Banks - 1.0%
Akbank TAS 7.2% 3/16/27 (b)(c)		440,000	407,138
Banco de Bogota SA 6.25% 5/12/26 (b)		100,000	113,031
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		205,000	214,930
Banco Do Brasil SA:
4.625% 1/15/25 (b)		170,000	178,585
4.875% 4/19/23 (b)		105,000	110,545
Banco Macro SA 6.75% 11/4/26 (b)(c)		1,080,000	737,100
Banco Votorantim SA 4% 9/24/22 (b)		240,000	243,960
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		470,000	419,475
BBVA Bancomer SA 7.25% 4/22/20 (b)		210,000	214,620
Biz Finance PLC 9.625% 4/27/22 (b)		505,000	527,220
BTA Bank JSC 5.5% 12/21/22 (b)		235,905	237,232
CBOM Finance PLC 5.55% 2/14/23 (b)		310,000	308,256
Danske Bank A/S 2.5% 6/21/29 (Reg. S) (c)	EUR	1,905,000	2,185,185
Development Bank of Mongolia 7.25% 10/23/23 (b)		160,000	165,500
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		105,000	108,990
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		295,000	331,108
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	21,900,000	308,020
Fidelity Bank PLC 10.5% 10/16/22 (b)		270,000	302,822
HBOS PLC 4.5% 3/18/30 (c)	EUR	1,350,000	1,676,425
Itau Unibanco Holding SA 5.125% 5/13/23 (Reg. S)		330,000	348,872
JSC BGEO Group 6% 7/26/23 (b)		775,000	790,500
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		280,000	292,600
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		485,000	469,086
TBC Bank JSC 5.75% 6/19/24 (b)		120,000	120,906
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		580,000	594,681
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19 (b)		185,000	185,000
6.125% 5/24/27 (b)(c)		480,000	432,000
Turkiye Is Bankasi A/S:
5% 4/30/20 (b)		330,000	330,990
5.5% 4/21/22 (b)		335,000	329,556
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		1,380,000	1,311,138
6.875% 2/3/25 (b)(c)		50,000	48,016
6.875% 2/3/25 (Reg. S) (c)		350,000	336,109
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	1,146,000	1,479,763
			15,859,359
Capital Markets - 0.2%
AssuredPartners, Inc. 7% 8/15/25 (b)		245,000	245,000
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		1,260,000	1,314,731
Banco BTG Pactual SA 7.75% 2/15/29 (b)(c)		225,000	234,563
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		165,000	170,775
5.375% 3/15/27		140,000	149,275
MSCI, Inc.:
5.25% 11/15/24 (b)		345,000	356,213
5.75% 8/15/25 (b)		365,000	382,794
			2,853,351
Consumer Finance - 2.7%
Ally Financial, Inc.:
8% 11/1/31		16,143,000	22,317,698
8% 11/1/31		823,000	1,133,683
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		310,000	356,791
Intelsat Connect Finance SA 9.5% 2/15/23 (b)		975,000	901,573
Navient Corp.:
5.5% 1/25/23		1,685,000	1,739,763
5.875% 10/25/24		2,745,000	2,765,588
6.125% 3/25/24		830,000	860,868
6.5% 6/15/22		470,000	500,550
7.25% 1/25/22		2,650,000	2,855,375
7.25% 9/25/23		285,000	309,795
Springleaf Finance Corp.:
6.625% 1/15/28		385,000	413,991
6.875% 3/15/25		2,580,000	2,842,838
7.125% 3/15/26		3,405,000	3,777,252
			40,775,765
Diversified Financial Services - 1.8%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,000,000	1,910,625
ADES International Holding Ltd. 8.625% 4/24/24 (b)		450,000	446,906
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)		175,000	185,658
5.25% 5/15/24 (b)		950,000	1,017,260
5.5% 1/15/23 (b)		280,000	298,763
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		820,000	613,334
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% 8/15/26 (b)		1,265,000	1,312,438
6.625% 8/15/27 (b)		2,240,000	2,320,752
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		230,000	204,916
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		470,000	483,072
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.875% 5/1/24 (b)		1,280,000	1,369,600
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		390,000	372,450
HTA Group Ltd. 9.125% 3/8/22 (b)		565,000	588,162
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 5/15/26 (b)		1,290,000	1,351,275
6.375% 12/15/25		2,785,000	2,928,462
6.75% 2/1/24		535,000	556,400
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		410,000	432,899
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)		450,000	463,500
5% 1/15/28 (b)		455,000	472,063
KfW 1.125% 5/9/33 (Reg. S)	EUR	2,700,000	3,434,706
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		225,000	232,830
5.25% 8/15/22 (b)		485,000	511,142
5.5% 2/15/24 (b)		40,000	43,216
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		985,000	1,001,496
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		1,590,000	1,680,821
Sparc Em Spc 0% 12/5/22 (b)		170,833	163,401
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)		545,000	543,638
Tempo Acquisition LLC 6.75% 6/1/25 (b)		475,000	489,250
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		375,000	394,200
8.5% 8/15/27 (b)		375,000	405,469
Valvoline, Inc. 5.5% 7/15/24		230,000	239,200
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		380,000	377,150
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)		525,000	442,313
			27,287,367
Insurance - 0.3%
Acrisure LLC 10.125% 8/1/26 (b)		605,000	632,225
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)		910,000	848,393
8.125% 2/15/24 (b)		460,000	495,650
AmWINS Group, Inc. 7.75% 7/1/26 (b)		300,000	322,500
Centene Escrow Corp. 5.375% 6/1/26 (b)		1,545,000	1,618,388
HUB International Ltd. 7% 5/1/26 (b)		595,000	612,106
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		615,000	624,213
			5,153,475
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		595,000	615,409
Thrifts & Mortgage Finance - 0.1%
Nationwide Building Society 2% 7/25/29 (Reg. S) (c)	EUR	831,000	920,032
TOTAL FINANCIALS			93,464,758
HEALTH CARE - 3.1%
Health Care Equipment & Supplies - 0.1%
Hologic, Inc.:
4.375% 10/15/25 (b)		320,000	328,000
4.625% 2/1/28 (b)		215,000	222,256
NVA Holdings, Inc. 6.875% 4/1/26 (b)		330,000	350,213
Teleflex, Inc. 4.625% 11/15/27		255,000	266,156
			1,166,625
Health Care Providers & Services - 2.3%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (b)		1,300,000	1,254,500
Becton Dickinson Euro Finance SARL 1.208% 6/4/26	EUR	1,983,000	2,230,427
Community Health Systems, Inc.:
8% 3/15/26 (b)		2,880,000	2,872,800
8.125% 6/30/24 (b)		3,507,000	2,788,065
8.625% 1/15/24 (b)		2,400,000	2,478,000
9.875% 6/30/23 (b)		1,825,000	1,551,250
Encompass Health Corp.:
5.125% 3/15/23		330,000	335,775
5.75% 11/1/24		1,040,000	1,050,868
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	674,871
5.25% 6/15/26		750,000	835,273
5.375% 2/1/25		1,010,000	1,103,425
5.375% 9/1/26		635,000	697,675
5.625% 9/1/28		1,565,000	1,743,880
5.875% 5/1/23		1,925,000	2,117,500
5.875% 2/15/26		2,635,000	2,945,930
5.875% 2/1/29		1,815,000	2,030,531
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		650,000	676,000
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		335,000	308,619
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind(b)(c)		1,585,000	1,347,250
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		260,000	264,914
Tenet Healthcare Corp.:
4.625% 7/15/24		305,000	313,458
4.625% 9/1/24 (b)		650,000	668,642
4.875% 1/1/26 (b)		1,625,000	1,667,656
5.125% 5/1/25		305,000	309,209
5.125% 11/1/27 (b)		975,000	1,007,516
6.25% 2/1/27 (b)		955,000	993,105
Vizient, Inc. 6.25% 5/15/27 (b)		145,000	155,513
Wellcare Health Plans, Inc.:
5.25% 4/1/25		475,000	494,594
5.375% 8/15/26 (b)		385,000	410,911
West Street Merger Sub, Inc. 6.375% 9/1/25 (b)		305,000	280,600
			35,608,757
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (b)		640,000	670,400
Pharmaceuticals - 0.7%
Catalent Pharma Solutions:
4.875% 1/15/26 (b)		205,000	210,894
5% 7/15/27 (b)		205,000	212,688
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (b)		228,000	235,980
Mylan NV 3.125% 11/22/28 (Reg. S)	EUR	1,450,000	1,784,315
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		250,000	214,375
3.65% 11/10/21		75,000	69,375
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		45,000	41,513
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		3,803,000	3,979,269
5.75% 8/15/27 (b)		165,000	178,337
5.875% 5/15/23 (b)		55,000	55,688
7% 1/15/28 (b)		1,280,000	1,378,688
7.25% 5/30/29 (b)		640,000	699,072
8.5% 1/31/27 (b)		1,120,000	1,256,976
			10,317,170
TOTAL HEALTH CARE			47,762,952
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.9%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		225,000	236,250
Bombardier, Inc.:
6.125% 1/15/23 (b)		570,000	580,545
7.5% 12/1/24 (b)		160,000	160,560
7.5% 3/15/25 (b)		2,495,000	2,491,881
7.875% 4/15/27 (b)		1,790,000	1,782,572
BWX Technologies, Inc. 5.375% 7/15/26 (b)		430,000	452,038
DAE Funding LLC 4% 8/1/20 (b)		260,000	261,763
TransDigm UK Holdings PLC 6.875% 5/15/26		1,805,000	1,940,375
TransDigm, Inc.:
6.25% 3/15/26 (b)		955,000	1,025,431
6.375% 6/15/26		3,145,000	3,306,181
6.5% 5/15/25		835,000	866,313
7.5% 3/15/27		960,000	1,044,000
			14,147,909
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		745,000	800,875
Airlines - 0.1%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (b)		106,830	109,832
Azul Investments LLP 5.875% 10/26/24 (b)		535,000	533,997
Continental Airlines, Inc. pass-thru certificates 6.903% 4/19/22		8,549	8,845
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		82,552	91,476
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		186,960	190,287
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		256,923	289,218
Series 2012-2 Class B, 6.75% 6/3/21		136,178	143,342
Series 2013-1 Class B, 5.375% 11/15/21		182,643	190,434
			1,557,431
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		125,000	126,718
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		347,000	335,939
			462,657
Commercial Services & Supplies - 0.4%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		565,000	589,719
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,926,100
5.875% 7/1/25		165,000	172,013
6% 1/1/27		585,000	615,713
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		525,000	543,375
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)		530,000	552,525
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (b)		190,000	198,313
Tervita Escrow Corp. 7.625% 12/1/21 (b)		280,000	284,550
The Brink's Co. 4.625% 10/15/27 (b)		620,000	623,495
			5,505,803
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		625,000	656,250
Cementos Progreso Trust 7.125% 11/6/23 (b)		420,000	430,763
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		162,000	170,708
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(e)		1,530,000	158,259
5.25% 6/27/29 (b)(e)		580,000	62,531
7.125% 6/26/42 (b)(e)		1,406,000	146,312
			1,624,823
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (b)		575,000	614,531
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S:
4.25% 5/9/20 (b)		17,000	16,915
6.95% 3/14/26 (b)		220,000	226,394
			243,309
Machinery - 0.0%
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)		155,000	164,881
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		150,000	114,375
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		490,000	476,525
			590,900
Professional Services - 0.0%
IHS Markit Ltd.:
4% 3/1/26 (b)		275,000	289,575
4.75% 2/15/25 (b)		225,000	244,125
			533,700
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		100,000	109,375
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		328,000	337,430
			446,805
Trading Companies & Distributors - 0.1%
Avantor, Inc. 6% 10/1/24 (b)		625,000	669,706
FLY Leasing Ltd. 5.25% 10/15/24		490,000	504,700
United Rentals North America, Inc. 5.5% 5/15/27		405,000	429,300
			1,603,706
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		1,181,250	1,079,367
DP World Ltd. 5.625% 9/25/48 (b)		195,000	225,164
			1,304,531
TOTAL INDUSTRIALS			29,601,861
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
IHS Netherlands Holdco BV:
7.125% 3/18/25 (b)		500,000	508,475
8% 9/18/27 (b)		200,000	204,050
			712,525
Electronic Equipment & Components - 0.0%
MTS Systems Corp. 5.75% 8/15/27 (b)		170,000	176,800
Internet Software & Services - 0.0%
Camelot Finance SA 7.875% 10/15/24 (b)		280,000	291,200
IT Services - 0.3%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		1,845,000	1,761,053
CDW LLC/CDW Finance Corp.:
5% 9/1/23		565,000	579,351
5% 9/1/25		335,000	349,028
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	1,432,000	1,671,710
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)		500,000	525,625
Grubhub Holdings, Inc. 5.5% 7/1/27 (b)		255,000	260,100
			5,146,867
Semiconductors & Semiconductor Equipment - 0.1%
Qorvo, Inc. 5.5% 7/15/26		300,000	316,875
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		585,000	623,025
Versum Materials, Inc. 5.5% 9/30/24 (b)		330,000	351,450
			1,291,350
Software - 0.4%
Ascend Learning LLC:
6.875% 8/1/25 (b)		210,000	217,350
6.875% 8/1/25 (b)		630,000	655,200
CDK Global, Inc. 5.875% 6/15/26		225,000	239,344
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		970,000	993,038
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		225,000	234,000
Open Text Corp. 5.875% 6/1/26 (b)		465,000	496,481
Parametric Technology Corp. 6% 5/15/24		190,000	199,025
Symantec Corp. 5% 4/15/25 (b)		530,000	535,870
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		875,000	864,888
10.5% 2/1/24 (b)		1,587,000	1,499,715
			5,934,911
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.:
5.75% 9/1/27 (b)		485,000	501,975
6.125% 9/1/29 (b)		485,000	511,214
			1,013,189
TOTAL INFORMATION TECHNOLOGY			14,566,842
MATERIALS - 2.2%
Chemicals - 0.5%
Braskem Finance Ltd. 5.375% 5/2/22 (b)		315,000	330,061
Element Solutions, Inc. 5.875% 12/1/25 (b)		945,000	989,037
Hexion, Inc. 7.875% 7/15/27 (b)		480,000	474,000
LSB Industries, Inc. 9.625% 5/1/23 (b)		310,000	327,050
Neon Holdings, Inc. 10.125% 4/1/26 (b)		635,000	639,763
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		770,000	791,830
5.25% 6/1/27 (b)		660,000	686,961
OCI NV 6.625% 4/15/23 (b)		270,000	282,474
OCP SA:
5.625% 4/25/24 (b)		200,000	218,000
6.875% 4/25/44 (b)		95,000	117,830
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		940,000	918,850
SABIC Capital II BV 4% 10/10/23 (b)		520,000	546,000
Sasol Financing U.S.A. LLC 5.875% 3/27/24		205,000	220,952
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		495,000	440,550
			6,983,358
Construction Materials - 0.1%
CEMEX Finance LLC 6% 4/1/24 (b)		200,000	205,175
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		215,000	233,006
Holcim Finance Luxembourg SA 2.25% 5/26/28 (Reg. S)	EUR	888,000	1,093,583
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)		260,000	266,500
U.S. Concrete, Inc. 6.375% 6/1/24		300,000	312,000
			2,110,264
Containers & Packaging - 0.2%
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,470,150
7.5% 12/15/96		160,000	178,400
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		280,000	255,388
Labl Escrow Issuer LLC:
6.75% 7/15/26 (b)		975,000	1,013,391
10.5% 7/15/27 (b)		650,000	656,500
			3,573,829
Metals & Mining - 1.3%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (b)		200,000	212,980
6.75% 9/30/24 (b)		430,000	452,038
7% 9/30/26 (b)		355,000	385,186
Aleris International, Inc. 6% 6/1/20 (b)(f)		1,759	1,759
Algoma Steel SCA 0% 12/31/23 (f)		102,200	72,562
ArcelorMittal SA 2.25% 1/17/24 (Reg. S)	EUR	850,000	976,514
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (b)		620,000	630,850
5.75% 3/1/25		160,000	157,200
5.875% 6/1/27 (b)		960,000	909,216
Commercial Metals Co. 5.75% 4/15/26		460,000	473,800
CSN Resources SA:
6.5% 7/21/20 (b)		256,000	260,640
7.625% 2/13/23 (b)		1,435,000	1,495,763
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		115,000	110,256
6.875% 3/1/26 (b)		995,000	945,095
7.25% 4/1/23 (b)		1,510,000	1,486,170
7.5% 4/1/25 (b)		95,000	92,981
FMG Resources (August 2006) Pty Ltd.:
4.5% 9/15/27 (b)		485,000	473,603
4.75% 5/15/22 (b)		405,000	415,631
5.125% 3/15/23 (b)		650,000	670,313
5.125% 5/15/24 (b)		495,000	514,800
Freeport-McMoRan, Inc. 5.45% 3/15/43		280,000	252,106
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		225,000	229,008
5.125% 5/15/24 (b)		100,000	105,688
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)(d)		485,000	498,338
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		350,000	368,813
Metinvest BV 7.75% 4/23/23 (b)		1,490,000	1,562,638
Mineral Resources Ltd. 8.125% 5/1/27 (b)		960,000	988,128
Murray Energy Corp.:
11.25% 4/15/21 (b)		490,000	9,800
12% 4/15/24 pay-in-kind (b)(c)		548,100	5,481
Polyus Finance PLC 5.25% 2/7/23 (b)		430,000	454,188
POSCO 4% 8/1/23 (b)		270,000	283,627
Stillwater Mining Co. 6.125% 6/27/22 (b)		1,215,000	1,224,113
United States Steel Corp. 6.25% 3/15/26		615,000	516,600
Usiminas International SARL 5.875% 7/18/26 (b)		245,000	247,530
Vedanta Resources PLC:
6.375% 7/30/22 (b)		1,550,000	1,521,422
8.25% 6/7/21 (b)		365,000	380,513
			19,385,350
Paper & Forest Products - 0.1%
Boise Cascade Co. 5.625% 9/1/24(b)		225,000	232,594
Mercer International, Inc. 7.375% 1/15/25 (b)(d)		650,000	677,040
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (c)(e)(f)(g)		90,000	0
11.375% 12/31/2014 (e)(f)		317,581	0
			909,634
TOTAL MATERIALS			32,962,435
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,669,379
Equinix, Inc. 5.375% 5/15/27		230,000	247,969
Iron Mountain, Inc. 4.875% 9/15/29 (b)		1,300,000	1,319,890
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		970,000	999,100
5% 10/15/27		1,295,000	1,356,513
5.25% 8/1/26		390,000	408,623
6.375% 3/1/24		195,000	204,417
			6,205,891
Real Estate Management & Development - 0.3%
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	1,100,000	1,247,740
Howard Hughes Corp. 5.375% 3/15/25 (b)		665,000	691,600
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	74,545
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		110,000	82,500
Mattamy Group Corp. 6.875% 12/15/23 (b)		470,000	488,800
Shimao Property Holdings Ltd. 4.75% 7/3/22		655,000	666,667
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (b)		65,000	69,550
5.875% 6/15/27 (b)		495,000	543,263
			3,864,665
TOTAL REAL ESTATE			10,070,556
UTILITIES - 1.8%
Electric Utilities - 1.2%
Enel SpA 3.375% 11/24/81 (Reg. S) (c)	EUR	480,000	562,869
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		2,300,000	2,323,000
5.75% 1/26/21 (Reg. S)		600,000	606,000
6.75% 8/6/23 (b)		350,000	359,830
7.125% 2/11/25 (b)		360,000	370,800
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		250,000	329,418
Pacific Gas & Electric Co.:
3.75% 8/15/42 (e)		405,000	389,813
3.95% 12/1/47 (e)		1,865,000	1,804,388
4% 12/1/46 (e)		115,000	111,766
4.25% 3/15/46 (e)		125,000	125,313
4.3% 3/15/45 (e)		315,000	317,363
6.05% 3/1/34 (e)		5,860,000	6,651,100
Pampa Holding SA 7.5% 1/24/27 (b)		195,000	148,596
Vistra Operations Co. LLC:
5% 7/31/27 (b)		1,220,000	1,256,210
5.5% 9/1/26 (b)		820,000	857,884
5.625% 2/15/27 (b)		1,495,000	1,573,009
			17,787,359
Gas Utilities - 0.0%
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	229,298
8% 3/1/32		335,000	471,664
			700,962
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP:
4.25% 7/15/24 (b)		650,000	669,500
4.25% 9/15/24 (b)		415,000	427,969
4.5% 9/15/27 (b)		290,000	296,525
NRG Energy, Inc.:
5.75% 1/15/28		1,740,000	1,870,500
6.625% 1/15/27		1,345,000	1,457,106
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		295,000	302,006
Talen Energy Supply LLC:
6.625% 1/15/28 (b)		645,000	633,713
7.25% 5/15/27 (b)		1,635,000	1,661,651
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		320,000	326,400
5% 1/31/28 (b)		320,000	332,800
6.625% 6/15/25 (b)(c)		418,000	440,576
The AES Corp. 4.5% 3/15/23		260,000	265,850
			8,684,596
Multi-Utilities - 0.0%
RWE AG 5.75% 2/14/33 (Reg. S)	EUR	300,000	530,924
TOTAL UTILITIES			27,703,841

TOTAL NONCONVERTIBLE BONDS			504,061,455

TOTAL CORPORATE BONDS
(Cost $496,880,481)			505,296,529

U.S. Government and Government Agency Obligations - 17.0%
U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority:
5.25% 9/15/39		$126,000	$178,615
5.375% 4/1/56		302,000	483,493

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			662,108

U.S. Treasury Obligations - 16.7%
U.S. Treasury Bonds:
2.25% 8/15/49		540,000	555,926
2.5% 2/15/45		17,524,000	18,871,158
2.875% 5/15/49		1,000,000	1,166,962
3% 2/15/48		1,472,000	1,749,150
3% 2/15/49		18,291,000	21,826,307
4.75% 2/15/37 (h)(i)		8,126,000	11,651,605
6.25% 8/15/23 (h)		2,249,000	2,643,366
U.S. Treasury Notes:
1.375% 4/30/20		2,787,000	2,778,944
1.375% 8/31/23		500,000	496,406
1.5% 10/31/19		3,630,000	3,628,221
1.5% 7/15/20		1,668,000	1,663,309
1.5% 8/31/21		2,000,000	1,994,063
1.5% 9/30/24		1,895,000	1,890,485
1.625% 7/31/20		1,500,000	1,497,129
1.625% 8/31/22		4,833,000	4,837,342
1.625% 5/31/23		760,000	761,544
1.625% 9/30/26		3,882,000	3,882,758
1.75% 7/31/21		1,475,000	1,477,017
2% 9/30/20		3,047,000	3,052,475
2% 8/15/25		768,000	785,100
2% 11/15/26		8,354,000	8,567,092
2.125% 12/31/22		553,000	562,505
2.125% 3/31/24		5,843,000	5,984,967
2.125% 7/31/24		9,671,000	9,920,330
2.125% 5/15/25		1,911,000	1,965,269
2.25% 2/29/20		1,000,000	1,001,367
2.25% 3/31/21		800,000	805,875
2.25% 4/30/21		1,350,000	1,360,811
2.25% 7/31/21		1,379,000	1,392,844
2.25% 4/30/24		3,531,000	3,637,896
2.25% 12/31/24		8,414,000	8,698,301
2.25% 3/31/26		3,329,000	3,459,169
2.375% 4/15/21		9,090,000	9,175,929
2.375% 5/15/29		3,393,000	3,604,135
2.5% 12/31/20		15,611,000	15,745,767
2.5% 1/31/21		2,753,000	2,779,024
2.5% 2/28/21		5,080,000	5,131,991
2.5% 1/15/22		27,856,000	28,395,637
2.5% 1/31/24		630,000	654,437
2.5% 2/28/26		8,215,000	8,656,235
2.625% 8/31/20		5,000,000	5,034,961
2.625% 12/31/23		8,827,000	9,208,699
2.625% 2/15/29		8,172,000	8,846,828
2.75% 9/30/20		9,640,000	9,727,363
2.75% 6/30/25		6,174,000	6,562,287
2.875% 11/30/25		3,892,000	4,179,643
3.125% 11/15/28		1,580,000	1,774,291

TOTAL U.S. TREASURY OBLIGATIONS			254,042,920

Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.399% 12/7/20 (NCUA Guaranteed) (c)(g)		76,039	75,997
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.5073% 1/8/20 (NCUA Guaranteed) (c)(g)		89,195	89,246
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,480,882

TOTAL OTHER GOVERNMENT RELATED			3,646,125

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $244,646,555)			258,351,153

U.S. Government Agency - Mortgage Securities - 3.9%
Fannie Mae - 0.4%
12 month U.S. LIBOR + 1.365% 3.961% 10/1/35 (c)(g)		761	788
12 month U.S. LIBOR + 1.495% 4.509% 1/1/35 (c)(g)		3,415	3,543
12 month U.S. LIBOR + 1.553% 4.337% 6/1/36 (c)(g)		594	620
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (c)(g)		1,407	1,466
12 month U.S. LIBOR + 1.617% 4.582% 3/1/33 (c)(g)		2,331	2,425
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (c)(g)		2,701	2,833
12 month U.S. LIBOR + 1.655% 4.539% 11/1/36 (c)(g)		942	984
12 month U.S. LIBOR + 1.711% 4.595% 6/1/42 (c)(g)		9,117	9,479
12 month U.S. LIBOR + 1.745% 4.746% 7/1/35 (c)(g)		6,331	6,608
12 month U.S. LIBOR + 1.760% 4.84% 2/1/37 (c)(g)		9,001	9,388
12 month U.S. LIBOR + 1.800% 4.492% 7/1/41 (c)(g)		10,740	11,228
12 month U.S. LIBOR + 1.800% 4.786% 1/1/42 (c)(g)		25,609	26,521
12 month U.S. LIBOR + 1.818% 4.531% 7/1/41 (c)(g)		6,587	6,871
12 month U.S. LIBOR + 1.818% 4.553% 9/1/41 (c)(g)		4,408	4,603
12 month U.S. LIBOR + 1.818% 4.932% 2/1/42 (c)(g)		30,550	31,757
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (c)(g)		4,369	4,560
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (c)(g)		479	502
12 month U.S. LIBOR + 1.885% 4.926% 4/1/36 (c)(g)		7,368	7,740
12 month U.S. LIBOR + 1.901% 4.772% 8/1/35 (c)(g)		3,869	4,067
6 month U.S. LIBOR + 1.550% 4.067% 9/1/33 (c)(g)		9,027	9,332
6 month U.S. LIBOR + 1.550% 4.274% 11/1/35 (c)(g)		4,357	4,509
2.5% 6/1/34		396,206	399,586
3% 5/1/33 to 7/1/33		599,412	617,440
3.5% 7/1/32		999,434	1,041,646
4% 5/1/29		612,324	639,027
4.5% 11/1/25		109,330	113,266
5.5% 12/1/39 to 5/1/44		1,861,563	2,060,631
6% 1/1/34 to 6/1/36		219,470	249,601
6.5% 5/1/26 to 8/1/36		212,839	243,134

TOTAL FANNIE MAE			5,514,155

Freddie Mac - 0.2%
12 month U.S. LIBOR + 1.325% 4.175% 1/1/36 (c)(g)		1,726	1,783
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (c)(g)		1,523	1,590
12 month U.S. LIBOR + 1.665% 4.79% 7/1/36 (c)(g)		122,950	128,069
12 month U.S. LIBOR + 1.754% 4.222% 9/1/41 (c)(g)		67,570	70,076
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (c)(g)		1,946	2,032
12 month U.S. LIBOR + 1.877% 4.789% 4/1/41 (c)(g)		4,682	4,870
12 month U.S. LIBOR + 1.880% 4.274% 9/1/41 (c)(g)		5,736	5,998
12 month U.S. LIBOR + 1.880% 4.713% 10/1/41 (c)(g)		47,941	49,751
12 month U.S. LIBOR + 1.883% 4.502% 10/1/42 (c)(g)		37,116	38,617
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (c)(g)		5,155	5,377
12 month U.S. LIBOR + 1.910% 4.729% 6/1/41 (c)(g)		9,341	9,748
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (c)(g)		8,053	8,456
12 month U.S. LIBOR + 1.910% 4.808% 5/1/41 (c)(g)		9,358	9,745
12 month U.S. LIBOR + 2.045% 4.785% 7/1/36 (c)(g)		3,067	3,220
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (c)(g)		1,953	2,015
6 month U.S. LIBOR + 1.661% 4.199% 2/1/37 (c)(g)		1,536	1,594
6 month U.S. LIBOR + 1.711% 4.22% 1/1/37 (c)(g)		5,742	5,964
6 month U.S. LIBOR + 1.720% 4.247% 8/1/37 (c)(g)		2,738	2,854
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (c)(g)		731	760
6 month U.S. LIBOR + 1.843% 4.416% 10/1/36 (c)(g)		7,726	8,054
6 month U.S. LIBOR + 1.912% 4.408% 10/1/35 (c)(g)		4,812	5,017
6 month U.S. LIBOR + 2.010% 4.635% 5/1/37 (c)(g)		2,723	2,837
6 month U.S. LIBOR + 2.010% 4.731% 5/1/37 (c)(g)		3,637	3,788
6 month U.S. LIBOR + 2.020% 4.6% 6/1/37 (c)(g)		1,412	1,472
6 month U.S. LIBOR + 2.040% 4.665% 6/1/37 (c)(g)		2,122	2,215
6 month U.S. LIBOR + 2.276% 4.955% 10/1/35 (c)(g)		564	587
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.581% 6/1/33 (c)(g)		6,692	7,037
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.956% 7/1/35 (c)(g)		4,400	4,640
2.5% 10/1/31 to 7/1/34		765,489	773,476
3% 4/1/33 to 11/1/33		1,840,227	1,896,590
3.5% 7/1/32		358,817	374,173
6% 1/1/24		31,234	32,741
6.5% 9/1/21 to 3/1/22		4,196	4,332

TOTAL FREDDIE MAC			3,469,478

Ginnie Mae - 3.0%
6% 6/15/36		184,507	209,652
3% 10/1/49 (d)		2,300,000	2,360,555
3% 10/1/49 (d)		2,400,000	2,463,187
3% 10/1/49 (d)		1,200,000	1,231,594
3% 10/1/49 (d)		2,950,000	3,027,668
3% 10/1/49 (d)		2,600,000	2,668,453
3% 10/1/49 (d)		3,400,000	3,489,516
3% 10/1/49 (d)		1,200,000	1,231,594
3% 10/1/49(d)		1,200,000	1,231,594
3% 10/1/49 (d)		700,000	718,430
3% 10/1/49 (d)		300,000	307,898
3% 11/1/49 (d)		3,900,000	3,999,480
3.5% 8/20/42 to 9/20/46		3,129,729	3,301,457
3.5% 10/1/49 (d)		4,150,000	4,299,405
3.5% 10/1/49 (d)		2,550,000	2,641,803
4% 3/20/47 to 7/20/47		1,971,393	2,068,007
4.469% 2/20/62 (c)(j)		24,495	24,764
4.5% 6/20/48		7,740,616	8,147,311
4.573% 2/20/62 (c)(j)		4,560	4,577
4.98% 1/20/62 (c)(j)		24,215	24,499
5% 4/20/48		1,142,608	1,221,977
5.47% 8/20/59 (c)(j)		410	444

TOTAL GINNIE MAE			44,673,865

Uniform Mortgage Backed Securities - 0.3%
3% 10/1/49 (d)		950,000	964,328
3% 10/1/49 (d)		900,000	913,573
3% 10/1/49 (d)		950,000	964,328
3% 10/1/49 (d)		700,000	710,557
3% 10/1/49 (d)		700,000	710,557
3% 10/1/49 (d)		700,000	710,557

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			4,973,900

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $58,404,493)			58,631,398

Asset-Backed Securities - 0.1%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 2.3458% 6/28/23(b)(c)(g)
(Cost $994,034)		998,316	$992,061

Collateralized Mortgage Obligations - 1.8%
U.S. Government Agency - 1.8%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.9484% 6/25/36 (c)(g)		188,086	190,592
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		9,907	10,881
Series 2005-19 Class PA, 5.5% 7/25/34		12,430	12,532
Series 2005-64 Class PX, 5.5% 6/25/35		38,909	41,307
Series 2005-68 Class CZ, 5.5% 8/25/35		252,984	285,607
Series 2010-118 Class PB, 4.5% 10/25/40		167,276	179,969
Series 2012-149:
Class DA, 1.75% 1/25/43		75,696	74,928
Class GA, 1.75% 6/25/42		79,299	77,910
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		28,004	29,023
Series 2004-52 Class KZ, 5.5% 7/25/34		448,711	502,996
Series 2004-91 Class Z, 5% 12/25/34		158,704	174,462
Series 2005-117 Class JN, 4.5% 1/25/36		12,031	12,921
Series 2005-14 Class ZB, 5% 3/25/35		65,982	72,559
Series 2006-72 Class CY, 6% 8/25/26		25,685	27,362
Series 2009-59 Class HB, 5% 8/25/39		92,668	101,892
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		274	0
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		73,062	5,390
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.9384% 3/25/36 (c)(g)		119,012	121,393
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		7,227	110
Series 2011-67 Class AI, 4% 7/25/26 (k)		22,848	1,635
Series 2012-27 Class EZ, 4.25% 3/25/42		400,811	444,073
Series 2016-26 Class CG, 3% 5/25/46		598,203	606,312
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.9275% 2/15/33 (c)(g)		56,642	57,469
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.4275% 3/15/34 (c)(g)		79,291	79,262
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		1,179	1,284
Series 2996 Class MK, 5.5% 6/15/35		2,285	2,468
Series 3415 Class PC, 5% 12/15/37		26,033	28,463
Series 3857 Class ZP, 5% 5/15/41		193,995	236,705
Series 4135 Class AB, 1.75% 6/15/42		59,051	58,450
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		364,972	412,137
Series 2303 Class ZV, 6% 4/15/31		3,285	3,598
Series 2877 Class ZD, 5% 10/15/34		196,843	216,496
Series 3745 Class KV, 4.5% 12/15/26		308,043	325,984
Series 3843 Class PZ, 5% 4/15/41		170,547	203,290
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		183,992	190,572
Series 4341 Class ML, 3.5% 11/15/31		326,032	342,485
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.5443% 7/20/37 (c)(g)		40,013	40,169
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.5243% 1/20/38 (c)(g)		10,329	10,369
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.9043% 8/20/38 (c)(g)		67,488	68,453
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.9443% 9/20/38(c)(g)		55,417	56,587
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.6275% 11/16/39 (c)(g)		44,086	44,390
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.5575% 12/16/39 (c)(g)		34,132	34,321
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.4695% 7/20/60 (c)(g)(j)		319,635	318,279
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.5285% 9/20/60 (c)(g)(j)		378,401	376,641
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.5285% 8/20/60 (c)(g)(j)		414,364	412,508
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.6085% 12/20/60 (c)(g)(j)		184,137	183,634
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.7285% 12/20/60 (c)(g)(j)		221,420	221,519
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.7285% 2/20/61 (c)(g)(j)		393,392	393,549
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.7185% 2/20/61 (c)(g)(j)		557,209	557,340
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.7285% 4/20/61 (c)(g)(j)		181,709	181,790
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.7285% 5/20/61 (c)(g)(j)		228,299	228,409
Class FC, 1 month U.S. LIBOR + 0.500% 2.7285% 5/20/61 (c)(g)(j)		205,992	206,087
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.7585% 6/20/61 (c)(g)(j)		247,303	247,575
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.8285% 10/20/61 (c)(g)(j)		284,715	285,489
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.9285% 11/20/61 (c)(g)(j)		259,409	260,713
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.9285% 1/20/62 (c)(g)(j)		168,128	168,938
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.8585% 1/20/62 (c)(g)(j)		246,339	247,185
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.8585% 3/20/62 (c)(g)(j)		153,651	153,848
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.8785% 5/20/61 (c)(g)(j)		6,870	6,890
Series 2013-H19 Class FD, 1 month U.S. LIBOR + 0.600% 2.8285% 8/20/63 (c)(g)(j)		159,034	159,333
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.7285% 6/20/64 (c)(g)(j)		1,226,865	1,227,437
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.5085% 5/20/63 (c)(g)(j)		52,890	52,829
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.4285% 4/20/63 (c)(g)(j)		49,391	49,262
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.6285% 12/20/62 (c)(g)(j)		47,551	47,529
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.2943% 10/20/47 (c)(g)		403,404	399,695
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.3443% 5/20/48 (c)(g)		495,007	491,060
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.3443% 6/20/48 (c)(g)		571,497	566,768
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		620,000	712,743
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		49,884	4,094
Series 2017-134 Class BA, 2.5% 11/20/46		79,809	80,749
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		470,000	501,967
Series 2013-H06 Class HA, 1.65% 1/20/63 (j)		74,396	74,054
Series 2013-H26 Class HA, 3.5% 9/20/63 (j)		515,518	519,857
Series 2014-H04 Class HA, 2.75% 2/20/64 (j)		1,269,877	1,282,363
Series 2014-H12 Class KA, 2.75% 5/20/64 (j)		245,961	247,359
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.7285% 9/20/62 (c)(g)(j)		293,629	293,687
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.8785% 11/20/65 (c)(g)(j)		34,709	34,741
Series 2017-139 Class BA, 3% 9/20/47		1,116,950	1,125,355
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)		1,466,510	1,534,690
Series 2004-22 Class M1, 5.5% 4/20/34		53,596	68,262
Series 2010-169 Class Z, 4.5% 12/20/40		427,309	475,927
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)		97,407	97,742
Series 2010-H16 Class BA, 3.55% 7/20/60 (j)		223,407	225,751
Series 2010-H17 Class XP, 5.2855% 7/20/60 (c)(j)		76,032	76,241
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(j)		95,161	95,563
Series 2010-H22 Class LA, 3.75% 10/20/60 (j)		136,738	136,861
Series 2010-H28 Class KA, 3.75% 12/20/60 (j)		454,895	455,905
Series 2012-64 Class KI, 3.5% 11/20/36 (k)		32,912	1,193
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.941% 4/20/39 (c)(l)		117,465	120,807
Class ST, 8.800% - 1 month U.S. LIBOR 6.0743% 8/20/39 (c)(l)		409,480	424,174
Series 2013-H01 Class FA, 1.65% 1/20/63 (j)		456,708	454,460
Series 2013-H07 Class JA, 1.75% 3/20/63(j)		802,502	799,133
Series 2013-H08 Class MA, 3% 3/20/63 (j)		1,022,632	1,024,487
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)		323,734	323,509
Series 2015-H21:
Class HA, 2.5% 6/20/63 (j)		311,235	310,891
Class JA, 2.5% 6/20/65 (j)		73,335	73,283
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(j)		568,315	565,953
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.44% 5/20/66 (c)(g)(j)		910,235	910,305
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.29% 8/20/66 (c)(g)(j)		1,088,241	1,085,266
Series 2090-118 Class XZ, 5% 12/20/39		853,961	976,805
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $27,837,741)			27,945,290

Commercial Mortgage Securities - 0.1%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		248,251	253,024
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		763,039	764,281
Series K712 Class A2, 1.869% 11/25/19		425,143	424,463
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,446,029)			1,441,768

Foreign Government and Government Agency Obligations - 16.8%
Angola Republic 9.5% 11/12/25 (b)		300,000	336,375
Arab Republic of Egypt:
, yield at date of purchase 17.8821% 11/19/19	EGP	4,225,000	253,845
5.577% 2/21/23 (b)		210,000	213,675
5.75% 4/29/20(b)		55,000	55,481
6.125% 1/31/22 (b)		1,195,000	1,231,597
6.2004% 3/1/24 (b)		255,000	266,156
7.5% 1/31/27 (b)		2,870,000	3,085,250
7.6003% 3/1/29 (b)		1,180,000	1,247,481
7.903% 2/21/48 (b)		335,000	336,884
8.5% 1/31/47 (b)		580,000	614,981
8.7002% 3/1/49 (b)		100,000	107,375
Argentine Republic:
5.625% 1/26/22		2,440,000	1,065,060
6.875% 4/22/21		4,595,000	2,256,145
7.5% 4/22/26		4,995,000	2,185,313
8.75% 5/7/24		187,515	65,982
Australian Commonwealth:
1.75% 11/21/20	AUD	3,250,000	2,217,079
2.25% 11/21/22	AUD	8,675,000	6,129,473
Azerbaijan Republic 4.75% 3/18/24 (b)		220,000	232,980
Bahamian Republic 6% 11/21/28 (b)		180,000	190,238
Bahrain Kingdom 5.5% 3/31/20 (b)		175,000	175,875
Belarus Republic:
6.875% 2/28/23 (b)		880,000	941,600
7.625% 6/29/27 (b)		105,000	117,994
Bermuda Government:
3.717% 1/25/27 (b)		265,000	278,498
4.75% 2/15/29 (b)		550,000	623,563
Brazilian Federative Republic:
5.625% 1/7/41		210,000	235,134
5.625% 2/21/47		300,000	336,188
8.25% 1/20/34		1,295,000	1,776,578
10% 1/1/23	BRL	2,935,000	785,459
Buenos Aires Province:
9.95% 6/9/21 (b)		335,000	129,017
10.875% 1/26/21 (b)		833,333	400,000
10.875% 1/26/21 (Reg. S)		2,043,333	980,800
Buoni del Tesoro Poliennali 3.85% 9/1/49 (b)	EUR	5,150,000	8,099,186
Cameroon Republic 9.5% 11/19/25 (b)		1,230,000	1,343,391
Canadian Government:
1.25% 11/1/19	CAD	4,450,000	3,357,695
2.25% 6/1/29	CAD	8,400,000	6,844,524
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		400,000	286,500
8.95% 2/19/21 (b)		462,300	388,910
Costa Rican Republic 4.25% 1/26/23 (b)		350,000	342,563
Danish Kingdom 1.75% 11/15/25	DKK	9,800,000	1,654,356
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		30,000	29,803
6.25% 10/4/20 (b)		170,000	172,550
6.25% 7/27/21 (b)		120,000	121,913
6.85% 3/14/24 (b)		225,000	229,500
Dominican Republic:
5.95% 1/25/27 (b)		200,000	216,438
6% 7/19/28 (b)		290,000	316,009
6.4% 6/5/49 (b)		170,000	180,678
6.85% 1/27/45 (b)		190,000	211,613
6.875% 1/29/26 (b)		295,000	332,797
7.45% 4/30/44 (b)		590,000	699,888
Dutch Government:
0% 1/15/24(Reg. S) (b)	EUR	8,750,000	9,835,954
0.25% 7/15/29(Reg. S) (b)	EUR	5,950,000	6,925,587
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		775,000	798,734
6.375% 1/18/27 (b)		650,000	674,375
7.1246% 1/20/50 (b)		365,000	372,072
7.375% 12/1/19 (b)		1,185,000	1,190,555
7.625% 9/21/34 (b)		160,000	169,600
7.65% 6/15/35 (Reg. S)		100,000	107,188
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		445,000	431,647
Export Credit Bank of Turkey 5.375% 2/8/21 (b)		385,000	383,075
French Government 0% 2/25/20	EUR	650,000	710,147
German Federal Republic:
0% 3/13/20	EUR	500,000	546,537
0% 6/12/20	EUR	6,013,433	6,584,662
0% 9/11/20(Reg. S)	EUR	1,000,000	1,097,141
0% 4/5/24	EUR	18,000,000	20,330,410
0.25% 2/15/29	EUR	11,004,575	12,984,865
Ghana Republic:
7.875% 8/7/23 (b)		375,000	409,688
7.875% 3/26/27 (b)		210,000	215,250
8.125% 1/18/26 (b)		320,000	338,500
Guatemalan Republic 4.9% 6/1/30 (b)		220,000	232,994
Hong Kong Government SAR 1.32% 12/23/19	HKD	1,700,000	216,589
Indonesian Republic:
4.35% 1/11/48		400,000	439,500
5.125% 1/15/45 (b)		585,000	698,892
5.25% 1/17/42 (b)		355,000	427,109
5.95% 1/8/46 (b)		265,000	352,284
6.75% 1/15/44 (b)		250,000	358,750
7.75% 1/17/38 (b)		690,000	1,035,000
8.5% 10/12/35 (Reg. S)		700,000	1,099,000
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		440,000	441,375
8.25% 4/15/24 (b)		95,000	102,541
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		5,659,000	6,484,847
5.5% 12/4/23		1,628,000	1,868,986
Ivory Coast 5.75% 12/31/32		1,086,800	1,065,404
Jamaican Government:
6.75% 4/28/28		75,000	89,273
7.875% 7/28/45		160,000	209,600
Japan Government:
0.1% 6/20/28	JPY	1,390,000,000	13,318,803
0.4% 3/20/56	JPY	551,700,000	5,085,131
0.9% 6/20/22	JPY	1,578,700,000	15,097,701
Jordanian Kingdom:
3% 6/30/25		1,179,000	1,249,740
6.125% 1/29/26 (b)		60,000	62,831
Kazakhstan Republic 6.5% 7/21/45 (b)		75,000	108,938
Kingdom of Norway 3.75% 5/25/21 (b)	NOK	5,500,000	629,536
Kingdom of Saudi Arabia:
4.5% 10/26/46 (b)		310,000	345,650
4.625% 10/4/47 (b)		290,000	329,150
5.25% 1/16/50 (b)		855,000	1,065,009
Lebanese Republic:
5.8% 4/14/20		720,000	682,200
6.15% 6/19/20		215,000	199,211
6.375% 3/9/20		1,855,000	1,769,786
8.25% 4/12/21 (Reg.S)		105,000	89,513
Mendoza Province 8.375% 5/19/24 (b)		80,000	44,801
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		2,600,000	2,938,000
5.1% 3/28/35(Reg. S)		400,000	452,000
5.25% 6/23/47 (b)		2,000,000	2,374,375
5.625% 4/4/42 (b)		400,000	492,000
7.25% 5/10/34	RUB	36,725,000	571,779
7.6% 7/20/22	RUB	33,970,000	537,339
8.15% 2/3/27	RUB	33,570,000	557,084
Mongolian People's Republic 8.75% 3/9/24 (b)		95,000	106,370
Moroccan Kingdom:
4.25% 12/11/22 (b)		720,000	752,625
5.5% 12/11/42 (b)		70,000	83,650
New Zealand Government 6% 5/15/21	NZD	1,050,000	712,366
Papua New Guinea 8.375% 10/4/28 (b)		300,000	316,969
Peruvian Republic 4% 3/7/27 (f)(m)		570,000	571,971
Philippine Republic 4.95% 1/15/21	PHP	28,735,000	559,747
Plurinational State of Bolivia 5.95% 8/22/23 (b)		100,000	108,219
Province of Santa Fe 7% 3/23/23 (b)		1,310,000	867,875
Provincia de Cordoba:
7.125% 6/10/21 (b)		2,540,000	1,571,625
7.45% 9/1/24 (b)		775,000	441,266
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,550,000	2,490,234
Republic of Kenya 6.875% 6/24/24 (b)		100,000	105,125
Republic of Nigeria:
, yield at date of purchase 13.6947% to 13.7447% 11/7/19 to 11/28/19	NGN	123,230,000	334,038
6.375% 7/12/23 (b)		200,000	210,000
6.5% 11/28/27 (b)		430,000	434,031
6.75% 1/28/21 (b)		90,000	93,150
7.625% 11/21/25 (b)		900,000	986,625
Republic of Paraguay 5.4% 3/30/50 (b)		60,000	67,838
Republic of Serbia 7.25% 9/28/21 (b)		235,000	256,738
Republic of Singapore 3.25% 9/1/20	SGD	4,750,000	3,485,906
Romanian Republic 5.125% 6/15/48 (b)		470,000	543,878
Rwanda Republic 6.625% 5/2/23 (b)		170,000	183,388
State of Qatar:
4% 3/14/29 (b)		575,000	637,531
4.5% 4/23/28 (b)		200,000	227,750
4.817% 3/14/49 (b)		955,000	1,183,603
5.103% 4/23/48 (b)		920,000	1,177,313
9.75% 6/15/30 (b)		375,000	616,641
Sultanate of Oman:
3.875% 3/8/22 (b)		440,000	436,700
4.125% 1/17/23 (b)		110,000	109,725
6.75% 1/17/48 (b)		245,000	231,219
Sweden Kingdom 5% 12/1/20	SEK	25,900,000	2,803,387
Switzerland Confederation 2.25% 7/6/20(Reg. S)	CHF	3,400,000	3,487,380
Turkish Republic:
3.25% 3/23/23		250,000	233,594
5.125% 3/25/22		3,020,000	3,044,538
5.625% 3/30/21		1,380,000	1,417,519
5.75% 5/11/47		570,000	498,750
6.25% 9/26/22		3,605,000	3,707,517
6.35% 8/10/24		270,000	274,641
7.25% 12/23/23		610,000	645,266
7.375% 2/5/25		330,000	350,316
Ukraine Government:
1.471% 9/29/21		1,600,000	1,593,556
7.375% 9/25/32 (b)		355,000	357,219
7.75% 9/1/20 (b)		3,070,000	3,132,935
7.75% 9/1/21 (b)		4,718,000	4,906,720
7.75% 9/1/22 (b)		1,581,000	1,663,212
7.75% 9/1/23 (b)		310,000	325,810
7.75% 9/1/24 (b)		730,000	771,063
7.75% 9/1/26 (b)		255,000	266,794
7.75% 9/1/27 (b)		210,000	219,188
15.84% 2/26/25	UAH	5,345,000	225,321
United Kingdom, Great Britain and Northern Ireland:
0.75% 7/22/23(Reg. S)	GBP	3,500,000	4,378,257
4.25% 12/7/27	GBP	6,100,000	9,886,531
4.75% 3/7/20	GBP	50,000	62,578
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	2,100,000	4,165,629
United Mexican States:
5.75% 10/12/10		715,000	824,484
6.05% 1/11/40		1,835,000	2,314,853
6.5% 6/9/22	MXN	14,060,000	709,127
Venezuelan Republic:
oil recovery warrants 4/15/20 (f)(n)		1,251	1,251
9.25% 9/15/27 (e)		2,395,000	227,525
11.95% 8/5/31 (Reg. S) (e)		1,090,000	103,550
12.75% 8/23/22 (e)		190,000	18,050
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.8476% 3/13/28(c)(g)		75,000	74,635
5.5% 3/12/28		1,978,000	1,999,016
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $259,029,691)			255,523,426

Supranational Obligations - 0.2%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S)	INR	35,500,000	497,523
European Financial Stability Facility 0.875% 4/10/35 (Reg. S)	EUR	1,447,000	1,779,466
European Investment Bank 0.05% 10/13/34 (Reg. S)	EUR	1,154,000	1,268,116
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,548,074)			3,545,105
		Shares	Value

Common Stocks - 4.7%
COMMUNICATION SERVICES - 0.6%
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (o)		1,600	1,953,824
Facebook, Inc. Class A (o)		7,800	1,389,024
			3,342,848
Media - 0.3%
Altice U.S.A., Inc. Class A (o)		56,000	1,606,080
Comcast Corp. Class A		30,300	1,365,924
iHeartMedia, Inc. (o)		753	11,295
iHeartMedia, Inc. warrants 5/1/39 (o)		5,655	84,822
Nexstar Broadcasting Group, Inc. Class A		5,000	511,550
Sinclair Broadcast Group, Inc. Class A		12,800	547,072
			4,126,743
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (o)		30,200	2,378,854

TOTAL COMMUNICATION SERVICES			9,848,445

CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (f)(o)		1,921	8,030
Exide Technologies (f)(p)		31,463	280,335
Exide Technologies (f)(o)		2,115	2,115
Exide Technologies (f)(o)		7,052	0
UC Holdings, Inc. (f)(o)		33,750	625,725
			916,205
Hotels, Restaurants & Leisure - 0.2%
Boyd Gaming Corp.		50,200	1,202,290
Eldorado Resorts, Inc. (o)		7,600	303,012
Melco Crown Entertainment Ltd. sponsored ADR		46,891	910,154
Penn National Gaming, Inc. (o)		27,600	514,050
Royal Caribbean Cruises Ltd.		6,000	649,980
Studio City International Holdings Ltd. ADR		11,100	223,110
			3,802,596
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (o)		700	1,215,137
Specialty Retail - 0.0%
Ulta Beauty, Inc. (o)		2,400	601,560

TOTAL CONSUMER DISCRETIONARY			6,535,498

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (f)(o)		9,431	363,282
Food Products - 0.2%
Darling International, Inc. (o)		40,100	767,113
JBS SA		288,600	2,277,571
Reddy Ice Holdings, Inc. (f)		2,286	686
Reddy Ice Holdings, Inc. (f)(o)		5,683	0
			3,045,370

TOTAL CONSUMER STAPLES			3,408,652

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (o)		6,562	3,937
Oil, Gas & Consumable Fuels - 0.0%
Chaparral Energy, Inc. Class A (o)		5,029	6,739
Goodrich Petroleum Corp. (o)		4,211	44,763
Harvest Oil & Gas Corp. (o)		13,350	174,218
MEG Energy Corp. (o)		77,100	337,533
Ultra Petroleum Corp. warrants 7/14/25 (o)		10,710	0
VNR Finance Corp. (f)(o)		4,091	0
VNR Finance Corp. (b)(f)(o)		19,701	0
			563,253

TOTAL ENERGY			567,190

FINANCIALS - 0.2%
Banks - 0.1%
Bank of America Corp.		36,200	1,055,954
JPMorgan Chase & Co.		10,000	1,176,900
			2,232,854
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (o)		137	1,395
Penson Worldwide, Inc. Class A (f)(o)		314,563	3
			1,398
Consumer Finance - 0.1%
OneMain Holdings, Inc.		21,400	784,952

TOTAL FINANCIALS			3,019,204

HEALTH CARE - 0.5%
Biotechnology - 0.0%
Alexion Pharmaceuticals, Inc. (o)		5,800	568,052
Health Care Providers & Services - 0.2%
Cigna Corp.		4,400	667,876
Humana, Inc.		3,200	818,144
Rotech Healthcare, Inc. (f)(o)		6,069	62,875
UnitedHealth Group, Inc.		4,100	891,012
			2,439,907
Life Sciences Tools & Services - 0.2%
IQVIA Holdings, Inc. (o)		13,900	2,076,382
Thermo Fisher Scientific, Inc.		3,500	1,019,445
			3,095,827
Pharmaceuticals - 0.1%
Jazz Pharmaceuticals PLC (o)		6,500	832,910

TOTAL HEALTH CARE			6,936,696

INDUSTRIALS - 0.5%
Airlines - 0.2%
Air Canada (o)		106,500	3,473,499
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		3,285	614
Machinery - 0.0%
Allison Transmission Holdings, Inc.		12,900	606,945
Marine - 0.0%
U.S. Shipping Partners Corp. (f)(o)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (f)(o)		6,028	0
			0
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		18,300	765,306
HD Supply Holdings, Inc. (o)		37,300	1,461,228
Penhall Acquisition Co.:
Class A (f)(o)		321	21,062
Class B (f)(o)		107	7,021
United Rentals, Inc. (o)		14,763	1,840,060
			4,094,677
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (f)(o)(p)		16,755	19
Class A2 (f)(o)(p)		16,755	19
Class A3 (f)(o)(p)		16,755	19
Class A4 (f)(o)(p)		16,755	19
Class A5 (f)(o)(p)		16,755	19
Class A6 (f)(o)(p)		16,755	19
Class A7 (f)(o)(p)		16,755	19
Class A8 (f)(o)(p)		16,755	19
Class A9 (f)(o)(p)		16,755	19
			171

TOTAL INDUSTRIALS			8,175,906

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment & Components - 0.2%
CDW Corp.		8,600	1,059,864
Dell Technologies, Inc. (o)		9,700	503,042
Zebra Technologies Corp. Class A (o)		3,800	784,206
			2,347,112
IT Services - 0.8%
EPAM Systems, Inc. (o)		8,700	1,586,184
Fiserv, Inc. (o)		9,726	1,007,516
Global Payments, Inc.		14,600	2,321,400
GoDaddy, Inc. (o)		10,100	666,398
MasterCard, Inc. Class A		10,100	2,742,857
PayPal Holdings, Inc. (o)		19,200	1,988,928
Verra Mobility Corp. (o)		21,100	302,785
Visa, Inc. Class A		9,800	1,685,698
			12,301,766
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. (o)		25,900	750,841
Lam Research Corp.		5,500	1,271,105
Microchip Technology, Inc.		23,200	2,155,512
ON Semiconductor Corp. (o)		40,500	778,005
			4,955,463
Software - 0.5%
Adobe, Inc. (o)		7,700	2,127,125
Microsoft Corp.		16,900	2,349,607
Palo Alto Networks, Inc. (o)		3,800	774,554
Salesforce.com, Inc. (o)		5,000	742,200
SS&C Technologies Holdings, Inc.		9,308	480,014
VMware, Inc. Class A		3,800	570,228
			7,043,728

TOTAL INFORMATION TECHNOLOGY			26,648,069

MATERIALS - 0.1%
Chemicals - 0.1%
CF Industries Holdings, Inc.		12,700	624,840
Hexion U.S. Finance Corp. (o)		4,798	53,978
The Chemours Co. LLC		21,000	313,740
			992,558
Metals & Mining - 0.0%
Aleris Corp. (f)(o)		2,037	0
Algoma Steel GP (f)		10,220	204
Algoma Steel SCA (f)		10,220	1,635
Elah Holdings, Inc. (o)		14	840
First Quantum Minerals Ltd.		63,200	530,940
			533,619

TOTAL MATERIALS			1,526,177

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle International Corp.		8,800	1,223,288
UTILITIES - 0.3%
Electric Utilities - 0.2%
PG&E Corp. (o)		70,700	707,000
Portland General Electric Co.		140	7,892
Vistra Energy Corp.		85,300	2,280,069
			2,994,961
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.		27,900	1,104,840

TOTAL UTILITIES			4,099,801

TOTAL COMMON STOCKS
(Cost $59,918,462)			71,988,926

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (f)(o)(p)
(Cost $286,754)		8,042,141	2,716
		Principal Amount(a)	Value

Bank Loan Obligations - 2.0%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Triton Bidco Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9/23/26 (g)(q)		485,000	477,041
Media - 0.1%
CSC Holdings LLC Tranche B4 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0275% 4/15/27 (c)(g)		947,625	947,625
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.807% 6/19/26 (c)(g)		240,000	240,974
			1,188,599
Wireless Telecommunication Services - 0.0%
iHeartMedia Capital I LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1002% 5/1/26 (c)(g)		124,993	125,732

TOTAL COMMUNICATION SERVICES			1,791,372

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
BidFair MergeRight, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.500% 1/23/27 (g)(q)		650,000	642,285
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.3544% 8/22/25 (c)(g)		305,000	302,905
			945,190
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg SARL Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.1044% 5/28/27 (c)(g)		1,260,000	1,083,600
Specialty Retail - 0.1%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5421% 2/5/26 (c)(g)		952,613	957,080

TOTAL CONSUMER DISCRETIONARY			2,985,870

ENERGY - 0.8%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.7935% 11/3/25 (c)(g)		289,275	259,141
Forbes Energy Services LLC Tranche B, term loan 16% 4/13/21 (c)(f)		61,801	62,265
			321,406
Oil, Gas & Consumable Fuels - 0.8%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 6/22/24 (c)(g)		449,650	412,104
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4185% 12/31/21 (c)(g)		4,920,000	4,271,200
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.7935% 12/31/22 (c)(g)		4,970,000	4,402,575
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 9.0435% 8/1/23 (c)(g)		75,000	76,313
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (c)(g)		1,900,000	1,797,875
Sanchez Energy Corp. 1LN, term loan 3 month U.S. LIBOR + 8.000% 10.057% 5/11/20 (c)(f)(g)(r)		521,300	495,235
			11,455,302

TOTAL ENERGY			11,776,708

FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 2/27/26 (c)(g)		159,200	159,598
Insurance - 0.1%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2663% 4/25/25 (c)(g)		271,563	268,206

TOTAL FINANCIALS			427,804

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.0625% 6/13/26 (c)(g)		1,950,000	1,837,875
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0386% 6/1/25 (c)(g)		103,357	103,734

TOTAL HEALTH CARE			1,941,609

INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 4/4/26 (c)(g)		65,035	65,299
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 4/4/26 (c)(g)		34,965	35,107
			100,406
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.05% 9/27/24 (c)(g)		153,450	134,652

TOTAL INDUSTRIALS			235,058

INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.1%
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.7935% 9/29/24 (c)(g)		237,435	237,867
3 month U.S. LIBOR + 8.500% 10.5435% 9/29/25 (c)(g)		1,264,375	1,274,654
			1,512,521
IT Services - 0.1%
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.7775% 10/11/26 (c)(g)		1,142,513	1,108,238
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7775% 10/11/25 (c)(g)		545,205	535,713
			1,643,951
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 9/19/26 (g)(q)		420,000	421,735
Software - 0.4%
Almonde, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (c)(g)		2,199,344	2,096,260
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 10/2/25 (c)(g)		1,865,900	1,793,671
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5031% 11/1/24 (c)(g)		1,090,000	1,104,988
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.3% 1/20/24 (c)(g)		165,982	165,257
3 month U.S. LIBOR + 9.000% 11.05% 1/20/25 (c)(g)		535,000	526,306
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 5/4/26 (c)(g)		190,000	190,950
			5,877,432

TOTAL INFORMATION TECHNOLOGY			9,455,639

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5689% 6/29/25 (c)(g)		841,526	809,177
Metals & Mining - 0.0%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3544% 10/17/22 (c)(g)		1,217,407	457,136

TOTAL MATERIALS			1,266,313

TOTAL BANK LOAN OBLIGATIONS
(Cost $32,262,641)			29,880,373
		Shares	Value

Fixed-Income Funds - 8.7%
Fidelity Floating Rate Central Fund (s)
(Cost $136,282,646)		1,311,467	132,956,524
		Principal Amount(a)	Value

Preferred Securities - 4.1%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(t)		445,000	456,820
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (t)		1,785,000	1,843,570
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP 7.375% (c)(t)		775,000	736,250
Energy Transfer Partners LP:
6.25% (c)(t)		3,540,000	3,283,350
6.625% (c)(t)		1,370,000	1,294,650
MPLX LP 6.875% (c)(t)		1,550,000	1,548,140
Summit Midstream Partners LP 9.5% (c)(t)		775,000	558,000
			7,420,390
FINANCIALS - 3.5%
Banks - 3.0%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(t)		675,000	690,398
Banco Do Brasil SA:
6.25% (b)(c)(t)		475,000	468,320
9% (b)(c)(t)		265,000	296,237
Banco Mercantil del Norte SA 7.625% (b)(c)(t)		210,000	213,872
Bank of America Corp.:
3 month U.S. LIBOR + 3.387% 5.5264%(c)(g)(t)		273,000	273,355
5.125% (c)(t)		1,950,000	2,020,688
5.2% (c)(t)		3,067,000	3,166,678
5.875% (c)(t)		5,125,000	5,548,325
6.25% (c)(t)		1,410,000	1,534,080
Citigroup, Inc.:
5% (c)(t)		3,245,000	3,284,589
5.8% (c)(t)		1,130,000	1,130,848
5.9% (c)(t)		1,455,000	1,513,200
5.95% (c)(t)		2,675,000	2,782,000
6.25% (c)(t)		920,000	1,024,650
6.3% (c)(t)		270,000	286,826
Credit Agricole SA 7.875% (b)(c)(t)		210,000	234,150
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(t)		200,000	205,500
Huntington Bancshares, Inc. 5.7% (c)(t)		650,000	662,071
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		490,000	518,634
6.125% (b)(c)(t)		110,000	110,993
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.4186% (c)(g)(t)		2,145,000	2,145,000
5% (c)(t)		1,660,000	1,705,650
5.3% (c)(t)		865,000	873,615
6% (c)(t)		6,524,000	6,971,351
6.125% (c)(t)		850,000	921,035
6.75% (c)(t)		400,000	444,000
Tinkoff Credit Systems 9.25% (Reg. S) (c)(t)		805,000	840,722
Wells Fargo & Co.:
5.875% (c)(t)		2,600,000	2,865,720
5.9% (c)(t)		3,065,000	3,290,086
			46,022,593
Capital Markets - 0.5%
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 3.884% 6.065%(c)(g)(t)		1,243,000	1,247,661
5% (c)(t)		4,331,000	4,251,743
5.375% (c)(t)		1,665,000	1,677,488
			7,176,892

TOTAL FINANCIALS			53,199,485

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(e)(t)		1,875,000	208,008
7.5% (Reg. S) (e)(t)		100,000	11,094
			219,102
TOTAL PREFERRED SECURITIES
(Cost $62,305,477)			63,139,367
		Shares	Value

Money Market Funds - 9.7%
Fidelity Cash Central Fund 1.96% (u)
(Cost $147,879,810)		147,858,792	147,888,364

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,400,000	$117,431
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.215% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	2,000,000	34,926
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	1,700,000	26,678
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.58% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	1,400,000	11,556
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	8,000,000	67,240
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	3,300,000	7,132
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	2,000,000	14,831
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.815% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	6,000,000	33,767
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	2,600,000	78,490
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	3,900,000	10,279
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,100,000	2,098

TOTAL PUT SWAPTIONS			404,428

Call Swaptions - 0.2%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,400,000	138,041
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.215% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	2,000,000	88,741
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	1,700,000	81,541
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.58% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	1,400,000	104,341
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	8,000,000	578,923
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	3,300,000	225,955
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	2,000,000	155,932
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.815% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	6,000,000	525,926
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	2,600,000	71,402
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	3,900,000	277,142
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,100,000	79,560

TOTAL CALL SWAPTIONS			2,327,504

TOTAL PURCHASED SWAPTIONS
(Cost $2,106,094)			2,731,932
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $1,533,828,982)			1,560,314,932
NET OTHER ASSETS (LIABILITIES) - (2.5)%			(37,635,224)
NET ASSETS - 100%			$1,522,679,708

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 10/1/49	$(5,500,000)	$(5,644,804)
3% 10/1/49	(900,000)	(923,695)
3% 10/1/49	(600,000)	(615,797)
3% 10/1/49	(3,900,000)	(4,002,680)
3% 10/1/49	(3,300,000)	(3,386,883)
3.5% 10/1/49	(4,200,000)	(4,351,204)
3.5% 10/1/49	(1,800,000)	(1,864,802)
3.5% 10/1/49	(700,000)	(725,201)

TOTAL GINNIE MAE		(21,515,066)

Uniform Mortgage Backed Securities
3% 10/1/49	(9,600,000)	(9,744,784)
3% 10/1/49	(3,700,000)	(3,755,802)
3.5% 10/1/49	(1,100,000)	(1,128,347)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(14,628,933)

TOTAL TBA SALE COMMITMENTS
(Proceeds $36,144,867)		$(36,143,999)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Options
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	4,100,000	$(135,522)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	1,000,000	(21,717)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.6875% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2030	9/17/20	5,000,000	(99,851)

TOTAL PUT OPTIONS			(257,090)

Call Options
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	4,100,000	(101,960)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	1,000,000	(37,320)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.6875% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2030	9/17/20	5,000,000	(157,773)

TOTAL CALL OPTIONS			(297,053)

TOTAL WRITTEN SWAPTIONS			$(554,143)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	72	Dec. 2019	$9,382,500	$(20,359)	$(20,359)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	172	Dec. 2019	37,066,000	(52,291)	(52,291)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	112	Dec. 2019	13,344,625	(52,458)	(52,458)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	15	Dec. 2019	2,434,688	4,994	4,994
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	41	Dec. 2019	5,838,656	(24,441)	(24,441)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	28	Dec. 2019	5,373,375	(153,755)	(153,755)
TOTAL FUTURES CONTRACTS					$(298,310)

The notional amount of futures purchased as a percentage of Net Assets is 4.8%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2021	$1,460,000	$(6,200)	$0	$(6,200)
3-month LIBOR(3)	Quarterly	1.75%	Semi - annual	LCH	Dec. 2026	2,005,000	25,939	0	25,939
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	9,745,000	193,902	0	193,902

TOTAL INTEREST RATE SWAPS							$213,641	$0	$213,641

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EGP – Egyptian pound

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NGN – Nigerian naira

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

PHP – Philippine peso

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

UAH – Ukrainian hryvnia

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $381,540,226 or 25.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $569,474.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $618,002.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (n) Quantity represents share amount.

 (o) Non-income producing

 (p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $283,222 or 0.0% of net assets.

 (q) The coupon rate will be determined upon settlement of the loan after period end.

 (r) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $372,357 and $353,740, respectively.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (t) Security is perpetual in nature with no stated maturity date.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Exide Technologies	4/30/15 - 6/1/19	$509,540
Tricer Holdco SCA	10/16/09 - 12/30/17	$286,754
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$45,706

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,031,605
Fidelity Floating Rate Central Fund	5,774,927
Fidelity Securities Lending Cash Central Fund	931
Total	$7,807,463

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$121,211,148	$8,153,015	$--	$--	$3,592,361	$132,956,524	6.8%
Total	$121,211,148	$8,153,015	$--	$--	$3,592,361	$132,956,524

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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